T. ROWE PRICE Summit Municipal Income Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 102.4%
ALABAMA  1.2%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,425
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,348
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,259
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,840
Columbia Ind. Dev. Board, Alabama Power Company Project,
Series A, VRDN, PCR, 4.20%, 12/1/37  700 700
Mobile County IDA, AM/NS Calvert LLC Project, Series A,
5.00%, 6/1/54 (1) 2,875 2,942
Southeast Energy Auth., A Cooperative Dist., Series B-1,
VRDN, 5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,085
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (2) 3,765 3,807
32,406
ARIZONA  1.8%
Arizona HFA, Banner Health, Series B, FRN , 67% of 3M USD
LIBOR + 0.81%, 4.90%, 1/1/37  530 513
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,502
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,025 1,040
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 6,625 6,830
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, 5.00%,
7/1/48 (1) 5,575 5,709
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (1) 1,760 1,837
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (1) 1,760 1,832
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (1) 2,115 2,147
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49 (1) 7,415 7,606
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 947
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  2,290 2,337
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  15,000 16,650
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 765

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 862
51,577
ARKANSAS  0.3%
Arkansas DFA, Baptist Health, 5.00%, 12/1/47  3,525 3,656
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (1)(2) 2,500 2,747
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (1)(2) 2,500 2,762
9,165
CALIFORNIA  10.1%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (3) 5,000 3,908
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 5.25%, 7/1/54 (1) 3,250 3,511
California, Series CU, GO, 5.50%, 12/1/52  3,795 4,152
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  2,480 2,632
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,225 3,551
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,900
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  9,330 10,001
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (2) 2,960 2,381
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (2) 3,000 2,494
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  13,000 14,568
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 4,575 3,626
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 614
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  130 133
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,176
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,117
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (4) 3,000 3,084
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  526 544
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,844 4,024
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 6,096
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 9,225
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 5,102

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  495 495
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,355 1,356
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  1,445 1,322
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (1) 2,855 2,945
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (1) 3,000 2,744
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (1) 10,015 10,192
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (1) 535 541
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (5) 1,775 1,894
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,942
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (2)(4) 100 102
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (2) 1,500 1,509
California State Univ., Series C, 4.00%, 11/1/45  1,000 1,005
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,861
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (2) 875 877
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,608
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (2) 600 617
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (2) 1,390 1,405
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 1,630 1,682
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 407
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 932
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 886
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,208
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,060

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (5) 5,120 4,514
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (2) 2,295 1,925
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (2) 960 808
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (2) 7,790 6,224
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (2) 3,385 2,594
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (2) 680 662
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (2) 2,826 2,181
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 7,018
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34 (Prerefunded 6/1/25) (4) 3,525 3,588
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (4) 2,080 2,117
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,921
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (3) 7,995 9,005
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,865
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,843
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/40  2,625 2,677
Los Angeles County Public Works Fin. Auth., Green Bond,
Series A, 4.00%, 12/1/43  1,605 1,624
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (1) 6,400 6,493
Los Angeles Dept. of Airports, Series F, 5.00%, 5/15/44 (1) 4,580 4,743
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (1) 5,475 5,325
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/43 (1) 6,300 6,538
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (1) 2,000 1,958
Los Angeles Dept. of Water & Power, System Revenue,
Series D, 5.00%, 7/1/52  2,405 2,631
Los Angeles Unified School Dist., Series C, GO, 4.00%, 7/1/44  1,855 1,869
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (5) 705 706
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (5) 1,975 1,978
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (5) 1,845 1,848
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 5,408

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,359
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 2,085
Sacramento, 4.00%, 9/1/41  705 669
Sacramento, 4.00%, 9/1/46  1,830 1,657
Sacramento County Airport, Series C, 5.00%, 7/1/37 (1) 1,410 1,466
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (2) 1,090 1,160
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (2) 2,455 2,572
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (2) 1,655 1,717
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48 (1) 3,000 3,183
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 796
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/38 (1) 4,405 4,669
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (1) 7,060 7,282
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/41 (1) 3,500 3,855
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (1) 3,230 3,542
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (1) 7,055 7,918
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (1) 5,395 5,521
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,112
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 810
Univ. of California Regents, Series O, 5.50%, 5/15/58  10,575 11,178
283,043
COLORADO  2.6%
Colorado, COP, 6.00%, 12/15/39  3,375 4,053
Colorado, COP, 6.00%, 12/15/40  9,325 11,129
Colorado, COP, 6.00%, 12/15/41  11,375 13,520
Colorado, Series A, COP, 4.00%, 12/15/38  1,620 1,664
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (2) 1,000 1,042
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 7,405
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (2) 1,285 885

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (2) 440 298
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,725
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,392
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,976
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,346
Denver City & County Airport, Series A, 5.00%, 11/15/47 (1) 3,000 3,160
Denver City & County Airport, Series A, 5.25%, 12/1/48 (1) 4,870 5,029
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 10,230
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 514
Mirabelle Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/49  1,750 1,754
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,086 1,064
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 645
73,831
CONNECTICUT  1.1%
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 6,200 5,302
Connecticut, Series C, GO, 5.00%, 6/15/32  350 402
Connecticut, Series C, GO, 5.00%, 6/15/36  210 238
Connecticut, Series C, GO, 5.00%, 6/15/37  50 56
Connecticut, Series C, GO, 5.00%, 6/15/38  225 253
Connecticut, Series C, GO, 5.00%, 6/15/40  700 778
Connecticut, Series D, GO, 5.00%, 9/15/32  225 259
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,376
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,508
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 847
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 536
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,385 3,614
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,987
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,757
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33  4,440 4,703
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 1,235 275
30,891

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
DELAWARE  0.7%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,295
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,769
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,404
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  4,760 4,956
Delaware Transportation Auth., Garvee, 5.00%, 9/1/34  1,410 1,565
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,561
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (2) 400 419
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (2) 400 422
18,391
DISTRICT OF COLUMBIA  3.2%
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,688
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,257
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,290 1,307
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 362
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 489
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 870
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,366
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (Prerefunded 10/8/24) (1)(4) 4,250 4,264
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48 (1) 9,120 9,314
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (1) 5,000 5,335
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (1) 4,400 4,836
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (5) 5,200 4,922
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,558
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,656
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 8,307
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/38  1,760 1,927

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  3,875 4,225
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  5,200 5,788
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 7,286
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 5.00%, 7/15/41  1,760 1,921
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  8,225 8,969
89,647
FLORIDA  5.6%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (7) 1,835 1,374
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,744
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 546
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 418
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (4) 1,270 1,318
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (5) 2,700 2,965
Everest GMR Community Development Dist., 6.20%, 5/1/54  2,500 2,581
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (1)(2) 5,500 5,644
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (2) 1,410 1,417
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (2) 1,515 1,510
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (2) 2,975 2,884
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (1) 705 730
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (1) 8,700 9,004
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (1) 5,000 5,088
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (1) 2,350 2,420
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (1) 1,060 1,075
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (1) 580 610
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (1) 600 631
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (1) 3,525 3,609
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (2) 1,960 1,869

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,525 3,544
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 998
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (1) 3,525 3,672
Lee Memorial Health System, Series A-1, 5.00%, 4/1/39  970 1,019
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,780
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (4) 2,645 2,657
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (1)(9) 6,250 6,871
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (Prerefunded 10/30/24) (1)(4) 4,470 4,476
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (1) 10,700 10,967
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40  8,020 8,067
Miami-Dade County Seaport Dept., Series A, 5.25%,
10/1/52 (1) 3,015 3,214
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39  4,480 4,573
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  11,040 10,385
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,851
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  9,290 8,556
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,589
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,050 7,270
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,570
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  10,575 10,850
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,035 1,088
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,615 2,728
158,162
GEORGIA  5.5%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (1) 1,100 1,215
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (1) 8,250 9,041
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (7)(8) 835 376
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (7)(8) 3,405 1,532

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,627
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,848
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  8,920 10,008
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, First Series, Series 2009, VRDN, 4.25%, 7/1/49  4,900 4,900
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
4.00%, 4/1/52  3,880 3,739
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  950 949
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  950 1,037
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,988
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 1,017
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,887
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,690
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,442
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,861
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 3,358
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.25%, 8/15/49 (Prerefunded
2/15/25) (4) 7,755 7,852
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,136
George L Smith II Congress Center Auth., 4.00%, 1/1/54  12,800 11,405
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (2) 2,690 2,522
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,342
Georgia Ports Auth., 5.25%, 7/1/52  7,600 8,338
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,302
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,791
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,542
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,095
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,935
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,831
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,600
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,626
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,924

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  1,975 1,976
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  11,180 11,220
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 492
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 940
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 264
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,555 3,657
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,619
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,490
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,598
155,012
GUAM  0.1%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,291
1,291
HAWAII  0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 4,230 4,343
4,343
IDAHO  0.4%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,443
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,465 4,466
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (2) 2,890 2,695
10,604
ILLINOIS  3.4%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,222
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (5) 705 708
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 3,525 3,542
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (1) 2,115 2,159
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28  1,525 1,533
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/46 (1) 4,275 4,277
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (1) 5,700 5,708
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,635
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,192
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 3,110

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Illinois, GO, 5.50%, 5/1/25  960 976
Illinois, GO, 5.50%, 5/1/26  1,150 1,194
Illinois, Series A, GO, 5.00%, 3/1/25  885 894
Illinois, Series A, GO, 5.00%, 10/1/31  705 747
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,555
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 2,082
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,888
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,811
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,557
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,124
Illinois, Series B, GO, 5.00%, 10/1/32  845 894
Illinois, Series B, GO, 5.25%, 5/1/47  900 982
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,087
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,085
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,822
Illinois, Series D, GO, 5.00%, 11/1/24  3,555 3,570
Illinois, Series D, GO, 5.00%, 11/1/26  3,590 3,727
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 317
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 468
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,343
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (2) 1,100 1,167
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 3.95%, 7/15/55  100 100
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 3.95%, 7/15/55  11,410 11,410
Illinois Fin. Auth., The Univ. of Chicago Medical Center,
Series D-1, VRDN, 4.00%, 8/1/43  550 550
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,655
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  1,840 1,698
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,482
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 719
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 568
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29 (9) 800 841
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 1,410 1,659
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (10) 2,490 2,605
94,663
INDIANA  0.5%
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  6,000 6,356

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  1,000 1,032
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 896
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (1)(2) 2,025 2,089
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26) (1) 3,825 3,904
14,277
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond,
Series A, 6.50%, 11/15/42 (2) 4,050 4,166
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,356
8,522
KENTUCKY  1.2%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 410
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 328
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 439
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 239
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  940 962
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  580 588
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 3,058
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,598
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,410
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,454
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,676
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,775
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,152
32,089
LOUISIANA  0.9%
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (1)(2) 1,400 1,513
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (1) 885 900
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,346

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  2,995 3,051
New Orleans Aviation Board, General Airport North Terminal
Project, Series B, 5.00%, 1/1/34 (1) 2,820 2,828
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (4) 1,060 1,078
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (4) 950 966
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (4) 3,875 3,981
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (2) 2,820 2,863
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,407
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,060 1,026
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 685
24,644
MARYLAND  4.9%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 987
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,864
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,033
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,463
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,255
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,527
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,100 2,103
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 6,810
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 317
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 214
Maryland CDA, Series A, 4.50%, 9/1/48  1,435 1,448
Maryland DOT, Series B, 4.00%, 8/1/37 (1) 1,485 1,492
Maryland DOT, Series B, 4.00%, 8/1/38 (1) 1,370 1,378
Maryland DOT, Series B, 5.00%, 8/1/36 (1) 1,375 1,475
Maryland DOT, Series B, 5.00%, 8/1/46 (1) 5,155 5,408
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (1) 3,700 3,766
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (1) 2,000 2,093
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (1) 10,515 10,959
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,407
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 683

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,050
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,447
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 5,029
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,203
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,894
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,180
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,321
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,262
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,586
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,134
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,000 3,891
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,972
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,242
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,991
Maryland Transportation Auth., 4.00%, 7/1/50  2,000 1,975
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/33 (1) 2,290 2,290
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,562
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,715
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 212
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,168
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,212
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,686
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,668
Washington Suburban Sanitary Commission, Series A, BAN,
VRDN, 4.00%, 6/1/27  8,250 8,250
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,524
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  8,125 8,020
137,166
MASSACHUSETTS  1.2%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 3,242

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts, Series D, GO, 5.00%, 10/1/52  5,000 5,418
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 11,056
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 3.95%, 10/1/42  7,270 7,270
Massachusetts DOT, Series A, DOT, 5.00%, 1/1/32  5,535 5,981
32,967
MICHIGAN  2.3%
Detroit, GO, 5.00%, 4/1/27  565 590
Detroit, GO, 5.50%, 4/1/32  415 455
Detroit, GO, 5.50%, 4/1/34  235 257
Detroit, GO, 5.50%, 4/1/36  305 333
Detroit, GO, 5.50%, 4/1/38  690 749
Detroit, GO, 5.50%, 4/1/40  475 512
Detroit, GO, 5.50%, 4/1/45  355 377
Detroit, GO, 5.50%, 4/1/50  705 743
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (Prerefunded 9/25/24) (4)(5) 1,480 1,484
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (Prerefunded 9/25/24) (4)(5) 1,620 1,624
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,767
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,379
Great Lakes Water Auth., Water Supply, Series A, 5.25%,
7/1/47  5,885 6,531
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  615 598
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 771
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,595
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,603
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,343
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,533
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  1,640 1,661
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,042
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,492
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,505
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,556

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,258
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 7,050 7,251
63,009
MINNESOTA  1.2%
Minneapolis-St. Paul Metropolitan Airports Commission, Private
Activity, Series B, 5.25%, 1/1/49 (1)(9) 6,000 6,460
Minnesota Agricultural & Economic Dev. Board, Health Partners
Obligated Group, 5.25%, 1/1/54  5,625 6,089
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,155 3,574
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55 (9) 3,000 3,366
Rochester City, Mayo Clinic, Series A, VRDN, 3.60%, 11/15/38  15,000 15,000
34,489
MISSISSIPPI  0.2%
Mississippi Business Fin., Chevron USA Project, Series B,
VRDN, 4.00%, 11/1/35  6,690 6,690
6,690
MISSOURI  0.8%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 3,171
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,321
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (1)(5) 5,885 6,067
Missouri Joint Municipal Electric Utility Commission, Plum
Point, Series A, 5.00%, 1/1/33  3,525 3,540
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,555
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 536
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,351
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 535
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  50 46
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 362
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 292
22,776
NEBRASKA  0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,236
4,236
NEVADA  0.6%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 4,000 4,163
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,593

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,940
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,292
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,805
17,793
NEW HAMPSHIRE  0.7%
National Fin. Auth., Series 2024-3, Class A, VR, 4.163%,
10/20/51 (Prerefunded 10/20/41) (4)(9) 4,405 4,260
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,696 3,677
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,716 2,609
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (4) 5,057 4,972
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,772 2,594
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  2,555 2,459
20,571
NEW JERSEY  3.8%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,468
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 1,760 1,775
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,193
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(5) 705 706
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (1) 1,265 1,266
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (1)(5) 775 776
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (1) 2,115 2,117
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (1) 1,435 1,436
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (1) 705 727
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (1) 4,775 4,930
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (1) 4,085 4,148
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 712
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,585 1,566
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,675

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,782
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44
(Prerefunded 8/13/24) (4) 2,365 2,366
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,443
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  4,160 4,245
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,496
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,590 2,841
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/34  1,705 1,750
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,045 2,053
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,794
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,239
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  1,230 1,367
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  935 1,037
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,787
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  3,400 3,725
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  2,045 2,100
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  12,675 13,315
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 9,355
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,548
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/26  2,410 2,500
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,369
107,607
NEW YORK  10.3%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(2) 1,060 1,064
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,845
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 3,051
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,955

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,349
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/52  14,130 15,338
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/53  15,000 16,269
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  2,025 2,247
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,714
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,375 6,145
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (2) 1,300 1,295
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,828
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  4,265 4,412
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,886
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 443
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,365 1,729
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 618
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  935 936
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (5) 2,820 2,972
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A, 5.25%, 11/15/31  3,525 3,677
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  7,230 7,577
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(7)(8) 965 965
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (8) 2,097 628
New York City, Series B-5, GO, VRDN, 4.02%, 10/1/46  3,600 3,600
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,696
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,326
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,962
New York City, Series J, GO, 5.00%, 8/1/30  3,035 3,039
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 3,018

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
4.02%, 6/15/53  15,400 15,400
New York City Municipal Water Fin. Auth., Series CC, VRDN,
4.05%, 6/15/41  5,600 5,600
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,464
New York City Municipal Water Fin. Auth., Series CC-2, 5.00%,
6/15/26  1,605 1,616
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  6,250 6,212
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  18,500 20,535
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/36  355 365
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,086
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,268
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,732
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,188
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,340
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-4, VRDN, 4.05%, 11/1/36  250 250
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,983
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,464
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 1,015
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (2) 1,230 1,233
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (2) 2,470 2,476
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,811
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,315
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  2,075 1,989
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  1,390 1,333
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 14,101
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,697

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/47  3,525 3,761
New York Transportation Dev., 5.00%, 12/1/39 (1) 1,025 1,090
New York Transportation Dev., 5.00%, 12/1/40 (1) 675 713
New York Transportation Dev., 5.00%, 12/1/41 (1) 675 711
New York Transportation Dev., 5.00%, 12/1/42 (1) 675 706
New York Transportation Dev., 5.125%, 6/30/60 (1)(5) 3,500 3,629
New York Transportation Dev., 5.25%, 6/30/60 (1)(5) 14,825 15,649
New York Transportation Dev., 5.375%, 6/30/60 (1) 4,145 4,309
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 1,025 1,025
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 6,000 6,164
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (1) 2,115 2,180
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (1) 6,960 7,318
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,918
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,839
Port Auth. of New York & New Jersey, Consolidated Bonds,
5.00%, 1/15/47 (1) 9,500 10,032
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 214, 4.00%, 9/1/43 (1) 1,375 1,328
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,939
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  3,180 3,184
289,592
NORTH CAROLINA  3.9%
Charlotte Water & Sewer System Revenue, 5.00%, 7/1/54  10,000 11,065
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 4.00%, 1/15/42  9,500 9,500
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,269
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (1)(5) 7,615 8,336
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,950 5,432
North Carolina Housing Fin. Agency, Series 54-A, 4.70%,
7/1/50  4,250 4,286
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 704
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,027
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,461

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 670
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,986
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  5,395 5,521
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,900 8,281
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (5) 22,000 23,434
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/34 (1) 1,515 1,620
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (1) 705 753
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,887
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,320
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 4.05%,
2/15/31  12,015 12,015
108,567
OHIO  2.5%
Allen County Hosp. Fac. Revenue, Catholic Health Partners,
VRDN, 3.55%, 5/1/36  5,000 5,000
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/37  1,835 1,853
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  1,230 1,236
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,470 2,474
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  20,525 19,007
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 215
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 243
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/46  530 492
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  705 642
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,468
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,471
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  2,855 2,858
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  3,945 3,930
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,066
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,895
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 670

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Ohio, Series A, 5.00%, 1/15/50  5,640 5,839
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  1,375 1,328
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 401
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 1,082
Ohio Higher Ed. Fac. Commission, Cleveland Clinic,
Series B-4, VRDN, 3.95%, 1/1/43  10,100 10,100
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (5) 2,985 2,968
70,238
OKLAHOMA  0.8%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 9
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 598
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,137
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,885
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 16,303
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,652
23,584
OREGON  0.8%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/52  2,175 2,286
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,843
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (1) 2,115 2,151
Port of Portland Airport, Series 30A, 5.25%, 7/1/54 (1)(9) 12,500 13,418
Port of Portland Airport, Series A, 4.00%, 7/1/39 (1) 3,525 3,497
23,195
OTHER  0.2%
JPMorgan Chase Putters, Series 2024-5067, VRDN, 3.64%,
2/6/25 (2) 4,880 4,880
4,880
PENNSYLVANIA  2.5%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (1)(5) 2,500 2,729
Chester County IDA, 4.00%, 12/1/46  1,605 1,569
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (2) 3,035 2,743
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (4) 260 282
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,348
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 705
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,034
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,840

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (4) 3,010 3,040
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (1) 2,500 2,504
Pennsylvania Economic DFA, Republic Services, Series A,
VRDN, 4.10%, 4/1/34 (Tender 10/15/24) (1) 2,600 2,601
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (1) 2,250 2,462
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (1) 3,935 4,253
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (1) 6,520 7,099
Pennsylvania Higher EFA, Thomas Jefferson Univ., Series A,
5.00%, 9/1/39  1,060 1,066
Pennsylvania Higher EFA, Univ. of Pennsylvania, Series A,
4.00%, 8/15/43  4,000 3,962
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,525 3,835
Pennsylvania Housing Fin. Agency, Series 145A, 6.00%,
10/1/54  2,075 2,266
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54 (9) 4,500 4,983
Philadelphia Auth. for Ind. Dev., Saint Josephs Univ., 5.25%,
11/1/52  3,565 3,772
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  5,410 5,452
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  4,370 4,581
State Public School Building Auth., Series A, 5.00%, 6/1/32 (5) 3,525 3,644
69,770
PUERTO RICO  3.7%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (11) 11,171 6,842
Puerto Rico Commonwealth, VR, GO, 11/1/51 (11) 5,467 3,431
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (2) 2,285 2,145
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (2) 315 317
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (2) 1,050 1,104
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (2) 3,525 3,310
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (2) 1,165 1,174
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (2) 3,965 4,184
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (2) 1,205 1,247

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 2,915 3,037
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 5,250 5,516
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (2) 1,890 1,775
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (2) 2,225 2,321
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,200 1,254
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,057
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,222
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,076
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,201
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,278 1,199
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,333 2,351
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 9,036
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,421
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,571
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(12) 35 19
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(12) 60 32
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(12) 475 255
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(12) 130 70
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(12) 170 91
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(12) 660 355
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(12) 215 116
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(12) 260 140
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(12) 1,575 847

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(12) 500 269
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(12) 680 366
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(12) 165 89
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(12) 140 75
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(12) 60 32
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(12) 160 86
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(12) 125 67
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(12) 40 21
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(12) 70 38
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(12) 55 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(12) 525 282
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(12) 120 65
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(12) 60 32
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,540
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  23,172 22,969
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,108 4,125
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,339
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,152
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 4,126
104,419
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (7)(8) 490 196
196
SOUTH CAROLINA  1.1%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,510 919
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,095

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,279 728
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,830
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,378
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,596
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,666
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 4.05%, 5/1/48  8,700 8,700
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 4,051
South Carolina Public Service Auth., Series B, 5.00%, 12/1/51  3,525 3,677
29,640
SOUTH DAKOTA  0.7%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 9,149
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  9,200 10,144
19,293
TENNESSEE  1.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,387
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (3) 1,000 1,093
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (3) 1,500 1,627
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (3) 2,030 2,143
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54 (9) 7,500 8,202
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  1,985 2,026
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,105
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (1) 2,115 2,202
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/54 (1) 3,455 3,557
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (1) 7,405 8,017
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,309
39,668
TEXAS  10.5%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,500 3,352
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (2) 500 485
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (2) 340 336

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (2) 3,370 3,362
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 12,706
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,899
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,456
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,600
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,397
Austin Airport, Series B, 5.00%, 11/15/41 (1) 950 961
Austin Airport System Revenue, 5.00%, 11/15/43 (1) 1,000 1,062
Austin Airport System Revenue, 5.00%, 11/15/52 (1) 2,000 2,090
Austin Airport System Revenue, 5.25%, 11/15/47 (1) 1,555 1,670
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 924
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 738
Austin Water & Wastewater System Revenue, 5.00%, 11/15/53  24,850 27,090
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 401
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,656
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36 (9) 10,000 11,310
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39 (9) 1,550 1,723
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41 (9) 1,665 1,830
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  3,000 3,048
Conroe Independent School Dist., GO, 5.00%, 2/15/49  5,000 5,476
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,770
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,005
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 797
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 792
Dallas Independent School Dist., GO, 4.00%, 2/15/54  1,500 1,449
Fort Bend Independent School Dist., Series A, GO, 4.00%,
8/15/49  4,600 4,443
Grand Parkway Transportation, Grand Parkway System,
4.00%, 10/1/49 (5) 4,850 4,662
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series F, VRDN, 3.50%, 7/1/54  15,000 15,000

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 490
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,886
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  12,385 11,966
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  5,550 5,301
Houston Airport, Series A, 5.00%, 7/1/36 (1) 775 802
Houston Airport, Series A, 5.00%, 7/1/37 (1) 1,495 1,546
Houston Airport, Series A, 5.00%, 7/1/41 (1) 2,290 2,352
Houston Airport, Series A, 5.25%, 7/1/42 (1)(5) 5,000 5,469
Houston Airport, Series A, 5.25%, 7/1/43 (1)(5) 1,550 1,688
Houston Airport, Series B-1, 5.00%, 7/15/35 (1) 1,760 1,767
Houston Airport, Series C, 5.00%, 7/1/31 (1) 2,115 2,207
Houston Airport, Series C, 5.00%, 7/1/32 (1) 2,645 2,755
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,188
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,255
Mansfield Independent School Dist., GO, 4.00%, 2/15/54  4,850 4,649
Midland Independent School Dist., GO, 4.00%, 2/15/54  8,500 8,162
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,451
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 4,755 4,745
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 61
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 66
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 71
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 480
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 531
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 293
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 861
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,501
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (4) 295 298
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (4) 1,460 1,477
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (6)(7) 835 319
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 192
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 691
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,118
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,651
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,345

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,835
Permanent University Fund - Univ. of Texas System,
Series 2022A, 4.00%, 7/1/42  3,600 3,576
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (1)(2) 1,100 1,106
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,609
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 419
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 786
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 868
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,906
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (7)(13) 1,632 44
Texas, Series A, GO, 4.125%, 8/1/46 (1) 8,850 8,703
Texas, Series A, GO, 5.00%, 8/1/41 (1) 6,030 6,568
Texas, Series A, GO, 5.00%, 8/1/42 (1) 6,335 6,870
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  280 289
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,775
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/45 (1) 2,470 2,486
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (1) 4,510 4,540
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (1) 1,440 1,449
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (1) 5,000 5,027
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (1) 5,620 6,116
Texas Transportation Commission, Series A, 5.00%, 8/15/39  4,155 4,479
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/37 (Prerefunded 11/4/24) (4) 7,850 7,886
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  3,990 4,069
293,630
UTAH  1.4%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (2) 3,875 4,001
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 5,000 5,395
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (1) 5,000 5,123
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (1) 9,690 9,829

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 5.00%, 7/1/51 (1) 7,000 7,257
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (1) 3,000 3,203
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (1) 4,150 4,529
39,337
VIRGINIA  4.3%
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 2,173
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,390
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (5) 3,035 3,102
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,194
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,178
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,987
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,427
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,413
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,455
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (4) 3,265 3,320
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  4,665 4,546
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 6,251
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (4) 5,000 5,431
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,395
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,332
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,275
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 379
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,611
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,489
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,778
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,373
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,205

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,063
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (1) 1,950 1,561
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (1) 8,890 8,721
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (1) 4,415 4,304
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/47 (1) 5,720 5,952
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (1) 1,045 985
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (1) 2,650 2,419
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 705 715
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,680 6,761
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 7,220 7,298
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (5) 3,945 3,859
121,342
WASHINGTON  1.7%
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 2,018
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,787
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (1) 3,000 3,285
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  7,000 7,582
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,074
Washington, Series C, GO, 5.00%, 2/1/36  9,700 10,798
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,599
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  4,085 4,222
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  3,225 2,993
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,945 8,970
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (2) 3,525 2,936
48,264
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (2) 325 333

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (2) 325 332
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (2) 650 697
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (1) 1,150 1,163
2,525
WISCONSIN  1.5%
PFA, 5.00%, 4/1/40 (Prerefunded 4/1/30) (2)(4) 25 28
PFA, 5.00%, 4/1/50 (Prerefunded 4/1/30) (2)(4) 35 39
PFA, Series A-1, 5.375%, 7/1/47 (3) 4,880 5,288
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (2) 3,000 3,257
PFA, Unrefunded Balance, 5.00%, 4/1/40 (2) 375 388
PFA, Unrefunded Balance, 5.00%, 4/1/50 (2) 670 678
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN,
4.00%, 4/1/48  2,180 2,180
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,375 3,685
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (1) 705 709
Wisconsin PFA, Cone Health, Series B, VRDN, 4.05%, 10/1/55  16,000 16,000
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,254
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  1,465 1,499
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (2) 2,570 2,391
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (2) 2,325 2,327
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (2) 705 687
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (2) 740 708
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (2) 1,165 983
42,101
Total Municipal Securities (Cost $2,897,005) 2,870,103

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,161 3,360
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,278) 3,360
Total Investments in Securities  102.5%
(Cost $2,901,283) $ 2,873,463
Other Assets Less Liabilities (2.5)% (69,799)
Net Assets 100.0% $ 2,803,664
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $154,224 and represents 5.5% of net assets.
(3) Insured by Build America Mutual Assurance Company
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Summit Municipal Income Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On July 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F84-054Q3 07/24